Schedule of Investments

CCM Small/Mid-Cap Impact Value Fund (Formerly Quaker Small/Mid-Cap Impact Value Fund)
March 31, 2021 (Unaudited)
	Number	Fair
	of Shares	Value
Long-Term Investments — 96.6%
Common Stocks — 70.0%
Communications — 3.6%
Radio — 3.6%
Liberty Media Corp.-Liberty SiriusXM Cl A (a)	17,000	$749,360
Total Communications (Cost $612,361)		749,360

Consumer, Cyclical — 11.1%
Building-Mobil Home/Manufactured Housing — 2.7%
Skyline Champion Corp. (a)	12,300	556,698
Distribution/Wholesale — 3.4%
IAA Inc. (a)	7,000	385,980
LKQ Corp. (a)	7,500	317,475
		703,455
Retail-Apparel/Shoe — 0.5%
Foot Locker Inc.	2,000	112,500
Retail-Automobile — 4.5%
Asbury Automotive Group Inc. (a)	2,700	530,550
Group 1 Automotive Inc.	2,440	385,008
		915,558
Total Consumer, Cyclical (Cost $1,588,511)		2,288,211

Consumer, Non-cyclical — 6.9%
Agricultural Operations — 1.9%
Bunge Ltd. f	5,000	396,350
Commercial Services — 1.5%
Quanta Services Inc.	3,500	307,930
Medical Products — 1.6%
LivaNova PLC (a) f	4,500	331,785
Medical-Hospitals — 0.0%
Nobilis Health Corp. (a) f	38,393	296
Rental Auto/Equipment — 1.9%
The Aaron's Co. Inc.	14,750	378,780
Total Consumer, Non-cyclical (Cost $1,236,549)		1,415,141

Energy — 5.9%
Energy-Alternate Sources — 5.9%
Enviva Partners LP	25,000	1,208,250
Total Energy (Cost $589,234)		1,208,250

Financial — 34.4%
Commercial Banks — 5.8%
Financial Institutions Inc.	14,981	453,774
Synovus Financial Corp.	16,000	732,000
		1,185,774
Finance-Credit Card — 1.7%
Discover Financial Services	3,600	341,964
Finance-Leasing Company — 2.5%
PROG Holdings Inc.	11,937	516,753
Investment Management/Advisory Services — 8.5%
AllianceBernstein Holding LP	8,000	319,920
Ameriprise Financial Inc.	3,000	697,350
Raymond James Financial Inc.	6,000	735,360
		1,752,630
Property/Casualty Insurance — 11.3%
Ambac Financial Group Inc. (a)	16,000	267,840
Arch Capital Group Ltd. (a) f	12,000	460,440
Fidelity National Financial Inc.	21,500	874,190
Tiptree Inc.	80,000	716,000
		2,318,470
Real Estate Operations & Development — 2.2%
Invesque Inc. f	158,000	450,300
Savings & Loans/Thrifts — 2.4%
TFS Financial Corp.	24,000	488,880
Total Financial (Cost $6,250,936)		7,054,771

Industrial — 8.1%
Machinery-General Industrial — 2.1%
Wabtec Corp.	5,400	427,464
Metal Processors & Fabricators — 6.0%
Rexnord Corp.	9,000	423,810
The Timken Co.	10,000	811,700
		1,235,510
Total Industrial (Cost $1,578,863)		1,662,974

Technology — 0.0%
Data Processing/Management — 0.0%
ImageWare Systems Inc. (a)	30,000	2,415
Total Technology (Cost $33,000)		2,415
Total Common Stocks
(Cost $11,889,454)		14,381,122

Preferred Stock — 1.3%
Financial — 1.3%
Mortgage & Related Services — 1.3%
Federal National Mortgage Association, 8.250%, Perpetual (a) ▲	50,000	277,500
Total Preferred Stock
(Cost $439,425)		277,500

Real Estate Investment Trusts — 25.3%
Apartments — 9.5%
Independence Realty Trust Inc.	90,000	1,368,000
Mid-America Apartment Communities Inc.	4,000	577,440
		1,945,440
Diversified — 3.8%
WP Carey Inc.	11,000	778,360
Mortgage — 10.2%
AG Mortgage Investment Trust Inc., 8.000%, Perpetual Preferred▲	7,000	157,360
Annaly Capital Management Inc.	25,000	215,000
Starwood Property Trust Inc.	38,000	940,120
Two Harbors Investment Corp., 7.250%, Perpetual Preferred ▲	31,500	782,145
		2,094,625
Office Property — 1.8%
Alexandria Real Estate Equities Inc.	2,250	369,675
Total Real Estate Investment Trusts
(Cost $4,131,958)		5,188,100
Total Long-Term Investments
(Cost $16,460,837)		19,846,722
Short-Term Investments — 3.3%
Money Market Fund — 3.3%
First American Government Obligations Fund, Cl X, 0.036% (b)	666,455	666,455
Total Short-Term Investments
(Cost $666,455)		666,455
Total Investments
(Cost $17,127,292) — 99.9%		20,513,177
Other Assets in Excess of Liabilities, Net 0.1%		23,644
Total Net Assets — 100.0%		$20,536,821

(a)	Non-income producing security.
(b)	The rate quoted is the annualized 7 day yield as of March 31, 2021.
f	Foreign issued security.
▲	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

CCM Small/Mid-Cap Impact Value Fund (Formerly Quaker Small/Mid-Cap Impact Value Fund)
Summary of Fair Value Exposure at March 31, 2021 (Unaudited)

Various inputs may be used to determine the value of each Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

• Level 1 — Quoted prices in active markets for identical securities.
• Level 2 — Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) municipal securities, long-term U.S. Government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy may include, but are not limited to, OTC options and international equity securities valued by an independent third party in order to adjust for stale pricing and foreign market holidays.

• Level 3 — Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities where observable inputs are limited, assumptions about market activity and risk are used in determining fair value. These are categorized as Level 3 in the hierarchy.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund's assets and liabilities:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$14,381,122	$-	-	$14,381,122
Preferred Stock	277,500	-	-	277,500
Real Estate Investment Trusts	5,188,100	-	-	5,188,100
Money Market Fund	666,455	-	-	666,455
Total Investments in Securities	$20,513,177	$-	-	$20,513,177